Long-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Long-term Investments
Long-term investments consist of the following:

(millions of U.S. dollars)	2025	2024

Long-term investments carried at fair value	$2.1	$2.1

Other long-term investments
Tax equity investments (b)	$129.0	$—
Equity-method investees (c)	49.0	38.1
San Antonio Water System and other (d)	27.4	27.6
	$205.4	$65.7
Long-term investments	$207.5	$67.8

Schedule of Income from Long-term Investments
Income from long-term investments for the years ended December 31 is as follows:

	Years ended December 31,
(millions of U.S. dollars)	2025	2024
Gain on investments carried at fair value
Atlantica (a)	$—	$21.4
Other	0.2	0.3
	$0.2	$21.7
Dividend and interest income from investments carried at fair value
Atlantica (a)	$—	$76.3

Other long-term investments
Tax equity investments (b)	$4.8	$—
Equity-method gain (c)	5.0	4.3
Interest and other income	11.6	5.2
	$21.4	$9.5
Income from long-term investments	$21.6	$107.5
7.Long-term investments (continued)
(a)Investment in Atlantica
Prior to December 12, 2024, Liberty (AY Holdings) B.V. ("AY Holdings"), an entity controlled and consolidated by AQN, held an approximately 42% share ownership in Atlantica. On December 12, 2024, the Company completed the sale of its stake in Atlantica for $1,077.2 million.
The Company had elected the fair value option under ASC 825, Financial Instruments, to account for its investment in Atlantica, with changes in fair value reflected in the consolidated statements of operations.
(b)Tax equity investments
In connection with the Renewables Sale, the Company retained tax equity investments in seven renewable energy projects amounting to $165.5 million. From such projects, the Company elected to apply the PAM to three eligible tax equity investments, which had a carrying value of $138.0 million. During the year ended December 31, 2025, the Company recorded amortization as a component of income tax expense of $19.9 million as a reduction in the investment, and $12.2 million related to adjustments to the tax credits earned. As of December 31, 2025, the PAM-eligible tax equity investments had a carrying value of $105.9 million. During the year ended December 31, 2025, the Company recorded distribution income of $3.0 million.
The remaining tax equity investments are not eligible to be accounted for under the PAM, as the tax benefits from these investments have been previously realized and the remaining benefits are primarily cash distributions. These investments were recorded at their cost of $27.5 million. During the year ended December 31, 2025, the Company recorded distributions of $6.2 million as a reduction in the investment and income of $1.8 million. As of December 31, 2025, these tax equity investments had a carrying value of $23.1 million.
During the year ended December 31, 2025, the Company recognized tax credits and other tax benefits of $21.9 million in the consolidated statements of operations for the tax equity investments accounted for using the PAM.
The Company has recorded delayed equity contributions in relation to one of the projects accounted for using the PAM of $24.4 million, of which $21.5 million is recorded as part of other long-term liabilities and the remaining $2.9 million as other current liabilities on the consolidated balance sheets.
(c)Equity-method investees
The Regulated Services Group has non-controlling interests, primarily a 9.8% ownership stake in a regulated transmission line in the province of Ontario and other non-regulated operating entities owned by its utilities. In total, the Company has non-controlling interests in various corporations, partnerships and joint ventures with a total carrying value of $49.0 million (2024 - $38.1 million).
(d)San Antonio Water System
The Company does not have significant influence over the San Antonio Water System investment. It is accounted for using the cost method, and as at December 31, 2025, it is recorded at the cost of $25.6 million (2024 - $25.6 million).